SCHEDULE OF VESTED AND EXERCISABLE OPTIONS AT PERIOD END (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Exercisable/ Vested Options Outstanding | shares	464,619
Weighted Avg. Exercise Price | $ / shares	$ 1.75
Weighted Avg. Remaining Contractual Life (Years)	5 years 7 months 6 days